Segment Reporting - Additional Information (Detail)	12 Months Ended
May 03, 2014 Segment Store
Segment Reporting Information [Line Items]
Number of operating segments	3
Number of stores	1,361
B&N Retail
Segment Reporting Information [Line Items]
Number of stores	661
B&N College
Segment Reporting Information [Line Items]
Number of stores	700